Aztlan Global Stock Selection DM SMID ETF

Schedule of Investments

October 31, 2024 (Unaudited)

COMMON STOCKS - 97.8%	Shares	Value
Apparel - 2.0%
Crocs, Inc. (a)	4,881	$526,269

Auto Manufacturers - 3.9%
Blue Bird Corp. (a)	12,532	527,722
Iveco Group NV	50,674	526,595
		1,054,317

Banks - 2.0%
Fukuoka Financial Group, Inc.	22,711	526,010

Building Materials - 4.1%
Griffon Corp.	8,282	520,772
Sanwa Holdings Corp.	22,040	568,056
		1,088,828

Chemicals - 2.0%
Methanex Corp. (b)	13,441	525,510

Commercial Services - 5.9%
Affirm Holdings, Inc. - Class A (a)	12,017	526,946
Toast, Inc. - Class A (a)	17,479	524,894
Upbound Group, Inc.	17,620	515,209
		1,567,049

Computers - 3.8%
Indra Sistemas SA	29,078	511,409
Insight Enterprises, Inc. (a)	2,874	502,720
		1,014,129

Distribution - Wholesale - 1.9%
Nippon Gas Co. Ltd. (b)	38,058	522,181

Diversified Financial Services - 9.7%
Enova International, Inc. (a)	5,982	519,896
Mr Cooper Group, Inc. (a)	5,867	519,523
Swissquote Group Holding SA	1,515	515,454
Victory Capital Holdings, Inc. - Class A	8,639	517,735
Virtu Financial, Inc. - Class A	17,011	526,660
		2,599,268

Electrical Components & Equipment - 3.9%
Nexans SA	3,771	521,982
Powell Industries, Inc.	2,051	522,964
		1,044,946

Electronics - 3.9%
Celestica, Inc. (a)	7,688	525,494
dormakaba Holding AG	688	523,539
		1,049,033

Engineering & Construction - 5.9%
ACS Actividades de Construccion y Servicios SA	10,948	522,969
Comfort Systems USA, Inc.	1,342	524,776
Sterling Infrastructure, Inc. (a)	3,399	524,975

		1,572,720

Food - 3.9%
Marks & Spencer Group PLC	106,989	516,912
Pilgrim’s Pride Corp. (a)	10,683	517,485
		1,034,397

Healthcare - Products - 2.0%
RxSight, Inc. (a)	10,436	528,688

Healthcare - Services - 3.9%
DaVita, Inc. (a)	3,746	523,728
Oscar Health, Inc. - Class A (a)	30,639	514,735
		1,038,463

Housewares - 1.9%
The Scotts Miracle-Gro Co.	6,002	522,054

Insurance - 3.9%
NMI Holdings, Inc. (a)	13,419	519,047
Palomar Holdings, Inc. (a)	5,719	513,394
		1,032,441

Leisure Time - 2.0%
Round One Corp.	83,139	531,609

Machinery - Diversified - 1.9%
Wartsila OYJ Abp	27,368	520,257

Media - 1.9%
ITV PLC	543,628	516,496

Mining - 3.9%
Mitsui Mining & Smelting Co. Ltd.	16,492	533,872
Northern Star Resources Ltd.	44,392	515,530
		1,049,402

Oil & Gas - 2.0%
Cosmo Energy Holdings Co. Ltd.	10,653	531,234

Retail - 11.9%
Abercrombie & Fitch Co. - Class A (a)	3,971	523,338
Caleres, Inc.	17,697	528,256
Gap, Inc.	25,218	523,778
JB Hi-Fi Ltd.	10,262	551,373
Pandora AS	3,422	515,047
Skylark Holdings Co. Ltd.	34,099	529,757
		3,171,549

Software - 5.8%
Alkami Technology, Inc. (a)	14,177	519,020
Clear Secure, Inc. - Class A	14,112	519,039
TeamViewer SE (a)(c)	36,103	520,707
		1,558,766

Telecommunications - 1.9%
Freenet AG	17,541	519,883

Transportation - 1.9%
Wallenius Wilhelmsen ASA	52,629	516,251

TOTAL COMMON STOCKS (Cost $26,190,962)		26,161,750

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.78% (d)	46,051	46,051
TOTAL SHORT-TERM INVESTMENTS (Cost $46,051)		46,051

TOTAL INVESTMENTS - 98.0% (Cost $27,368,725)		26,207,801
Other Assets in Excess of Liabilities - 2.0%		536,117
TOTAL NET ASSETS - 100.0%		$26,743,918

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
AS - Aksjeselskap
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
OYJ - Julkinen Asakeyhtio
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae

(a)	Non-income producing security.
(b)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,047,691 or 3.9% of net assets as of October 31, 2024.
(c)	Security considered restricted. The total market value of these securities was $520,707 which represented 1.9% of net assets as of October 31, 2024.
(d)	The rate shown represents the 7-day annualized effective yield as of October 31, 2024.

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.

• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2024:

Aztlan Global Stock Selection DM SMID ETF

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$25,114,059	$—	$1,047,691	$26,161,750
Money Market Funds	46,051	—	—	46,051
Total Investments	$26,291,822	$—	$1,047,691	$27,339,513

Refer to the Schedule of Investments for further disaggregation of investment categories.